INCOME TAXES	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES
INCOME TAXES

NOTE 11 – INCOME TAXES

For the year ended December 31, 2013 and 2012, the Company calculated a net tax benefit of $516,531 and $300,324, respectively. The benefit from income taxes consisted of the following:

Provision for Income Taxes	2013	2012
Deferred	$77,701	$(707,270)
Effect of offset from Kansas property acquisition	-	406,946
	$77,701	$(300,324)

The following is a reconciliation of income taxes computed using the U.S. federal statutory rate to the provision for income taxes:

Rate Reconciliation	2013	2012
Tax at federal statutory rate (34%)	$(127,333)	$(669,666)
Non-deductible expenses	4,450	1,098
True-up prior return	213,431	406,946
States taxes, net of Federal benefit	17,864	(93,950)
Effect of tax rates lower than statutory rate	5,017	55,248
	$77,701	$(300,324)

As of December 31, 2013, the Company had net operating loss carry forwards for federal income tax reporting purposes of approximately $17.8 million which, if unused, will expire in 2033.

The net deferred tax liability consisted of the following at December 31, 2013 and 2012:

Deferred Taxes:	2013	2012
Deferred tax liabilities
Property and equipment	$9,009,106	$3,094,811

Deferred tax assets
Stock-based compensation	1,682,601	386,541
Operating loss and IDC carryforwards	6,622,853	2,082,319
Deferred tax assets	8,305,439	2,468,860
Net deferred income tax liability	$703,651	$625,951

Accounting for Uncertainty in Income Taxes – In accordance with generally accepted accounting principles, the Company has analyzed its filing positions in all jurisdictions where it is required to file income tax returns for the open tax years in such jurisdictions. The Company has identified its federal income tax return and its state income tax returns in Texas and Kansas in which it operates as “major” tax jurisdictions. The Company’s federal income tax returns for the years ended December 31, 2010 through 2012 remain subject to examination. The Company’s income tax returns in Kansas remain subject to examination for years ended December 31, 2010 through 2012. The Company’s income tax returns in Texas remain subject to examination for years ended 2009 through 2012. The Company currently believes that all significant filing positions are highly certain and that all of its significant income tax filing positions and deductions would be sustained upon audit. Therefore, the Company has no significant reserves for uncertain tax positions and no adjustments to such reserves were required by generally accepted accounting principles. No interest or penalties have been levied against the Company and none are anticipated; therefore, no interest or penalty has been included in our provision for income taxes in the consolidated statements of operations.

INCOME TAXES.

NOTE 11 – INCOME TAXES

Through December 31, 2011, Stanford Energy, Inc. and the predecessor were not taxable entities for U.S. federal income tax purposes. Under Stanford Energy, Inc.’s S-corporation election and the predecessor’s tax status, income taxes were generally borne by the shareholders/owners and losses were generally deductible at the shareholder/owner level. Accordingly, as of December 31, 2011, no recognition has been given to federal income tax or benefit in the accompanying financial statements.

For the year ended December 31, 2012, the Company calculated a net tax benefit of $300,324.  The benefit from income taxes consisted of the following:

Benefit From Income Taxes	2012	2011
Deferred	$(707,270)	$-
Effect of offset from Kansas property acquisition	406,946
	$(300,324)	$-

The following is a reconciliation of income taxes computed using the U.S. federal statutory rate to the provision for income taxes:

Rate Reconciliation	2012	2011
Tax at federal statutory rate (34%)	$(669,666)	$24,306
Non-deductible expenses	1,098	(24,306)
Effect of offset from Kansas property acquisition	406,946	-
States taxes, net of Federal benefit	(93,950)	-
Effect of tax rates lower than statutory rate	55,248	-
	$(300,324)	$-

As of December 31, 2012, the Company had net operating loss carry forwards for federal income tax reporting purposes of approximately $5.6 million which, if unused, will expire in 2032.

The net deferred tax liability consisted of the following at December 31, 2012 and 2011:

Deferred Taxes:	2012	2011
Deferred tax liabilities
Property and equipment	$3,094,811	$-

Deferred tax assets
Stock-based compensation	386,541	-
Operating loss and IDC carryforwards	2,082,319	-
Deferred tax assets	2,468,860	-
Net deferred income tax liability	$625,951	$-

Accounting for Uncertainty in Income Taxes – In accordance with generally accepted accounting principles, the Company has analyzed its filing positions in all jurisdictions where it is required to file income tax returns for the open tax years in such jurisdictions. The Company has identified its federal income tax return and its state income tax returns in Texas and Kansas in which it operates as “major” tax jurisdictions. The Company’s federal income tax returns for the years ended December 31, 2010 through 2012 remain subject to examination. The Company’s income tax returns in Kansas remain subject to examination for years ended December 31, 2010 through 2012.  The Company’s income tax returns in Texas remain subject to examination for years ended 2009 through 2012. The Company currently believes that all significant filing positions are highly certain and that all of its significant income tax filing positions and deductions would be sustained upon audit. Therefore, the Company has no significant reserves for uncertain tax positions and no adjustments to such reserves were required by generally accepted accounting principles. No interest or penalties have been levied against the Company and none are anticipated; therefore, no interest or penalty has been included in our provision for income taxes in the consolidated statements of operations.